Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 1,153,922	$ 1,597,147
Restricted cash	163,065	159,623
Trade receivables	62,993	132,202
Flight equipment held for operating leases, net	55,604,909	55,220,809
Investment in finance leases, net	1,373,096	1,356,072
Flight equipment held for sale	808,525	292,808
Prepayments on flight equipment	3,697,818	3,806,602
Maintenance rights and lease premium, net	2,977,729	3,364,453
Other intangibles, net	174,164	185,210
Deferred tax assets	206,221	210,334
Associated companies	870,312	811,219
Other assets	2,835,653	2,590,439
Total Assets	69,928,407	69,726,918
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,504,518	1,494,953
Accrued maintenance liability at beginning of period	2,567,107	2,503,202
Lessee deposit liability	876,556	806,655
Debt	46,255,843	46,532,960
Deferred tax liabilities	2,333,875	2,194,098
Commitments and contingencies
Total Liabilities	53,537,899	53,531,868
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of June 30, 2023 and December 31, 2022; 250,347,345 and 250,347,345 ordinary shares issued and 232,505,493 and 245,931,275 ordinary shares outstanding (including 4,233,182 and 4,837,602 shares of unvested restricted stock) as of June 30, 2023 and December 31, 2022, respectively	3,024	3,024
Additional paid-in capital	8,604,293	8,586,034
Treasury shares, at cost (17,841,852 and 4,416,070 ordinary shares as of June 30, 2023 and December 31, 2022, respectively)	(1,026,074)	(254,699)
Accumulated other comprehensive income	132,624	108,226
Accumulated retained earnings	8,598,005	7,674,922
Total AerCap Holdings N.V. shareholders’ equity	16,311,872	16,117,507
Non-controlling interest	78,636	77,543
Total Equity	16,390,508	16,195,050
Total Liabilities and Equity	69,928,407	69,726,918
Variable interest entity, primary beneficiary
Assets
Restricted cash	65,526	71,940
Flight equipment held for operating leases, net	2,705,247	2,810,778
Other assets	142,197	146,239
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	86,342	74,012
Accrued maintenance liability at beginning of period	137,187	127,010
Debt	$ 1,339,324	$ 1,016,745